Intangible Assets and Liabilities - Intangible Assets, Favorable Lease (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Finite-Lived Intangible Assets [Line Items]
Beginning balance			$ 3,233
Amortization	$ (1,550)	$ (4,220)	(3,100)	$ (8,660)
Ending balance	133		133
Cost [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance			165,230
Amortization			0
Ending balance	165,230		165,230
Accumutaled Amortization [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance			(161,997)
Amortization			(3,100)
Ending balance	$ (165,097)		$ (165,097)